Fair Value Measurements (Details Narrative) - Private Warrants [Member]	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Class of Warrant or Right [Line Items]
Fair value of warrants price per shares | $ / shares	$ 0.58
Warrant liability | $	$ 128,375